Shareholder Report	12 Months Ended	51 Months Ended	83 Months Ended	84 Months Ended	99 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Total Bond K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond K6 Fund
Class Name	Fidelity® Total Bond K6 Fund
Trading Symbol	FTKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans, emerging markets debt and global bonds - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through August 31, 2025. Initial investment of $10,000. Fidelity® Total Bond K6 Fund $10,000 $10,135 $10,068 $11,046 $11,905 $12,206 $10,854 $10,882 $11,779 Bloomberg U.S. Aggregate Bond Index $10,000 $10,154 $10,047 $11,070 $11,786 $11,776 $10,420 $10,296 $11,047 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Total Bond K6 Fund 3.86% 0.55% 2.47% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.59% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,307,000,088	$ 7,307,000,088	$ 7,307,000,088	$ 7,307,000,088	$ 7,307,000,088
Holdings Count | shares	4,715	4,715	4,715	4,715	4,715
Advisory Fees Paid, Amount	$ 19,653,658
Investment Company Portfolio Turnover	228.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$7,307,000,088
Number of Holdings	4,715
Total Advisory Fee	$19,653,658
Portfolio Turnover	228%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.4 AAA 7.1 AA 0.5 A 6.7 BBB 12.1 BB 4.2 B 5.4 CCC,CC,C 1.7 D 0.0 Not Rated 7.0 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.4 AAA - 7.1 AA - 0.5 A - 6.7 BBB - 12.1 BB - 4.2 B - 5.4 CCC,CC,C - 1.7 D - 0.0 Not Rated - 7.0 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 36.7 Corporate Bonds 22.0 U.S. Government Agency - Mortgage Securities 20.7 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 7.4 Bank Loan Obligations 5.3 Foreign Government and Government Agency Obligations 1.0 Preferred Securities 0.3 Common Stocks 0.1 Options 0.1 Alternative Funds 0.0 Preferred Stocks 0.0 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 36.7 Corporate Bonds - 22.0 U.S. Government Agency - Mortgage Securities - 20.7 Asset-Backed Securities - 8.6 CMOs and Other Mortgage Related Securities - 7.4 Bank Loan Obligations - 5.3 Foreign Government and Government Agency Obligations - 1.0 Preferred Securities - 0.3 Common Stocks - 0.1 Options - 0.1 Alternative Funds - 0.0 Preferred Stocks - 0.0 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 87.7 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 1.3 Mexico 1.0 Bailiwick Of Jersey 0.8 Ireland 0.7 Germany 0.7 Canada 0.4 Switzerland 0.4 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 1.3 Mexico - 1.0 Bailiwick Of Jersey - 0.8 Ireland - 0.7 Germany - 0.7 Canada - 0.4 Switzerland - 0.4 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 25.7 US Treasury Bonds 11.0 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 5.5 Freddie Mac Gold Pool 4.3 Uniform Mortgage Backed Securities 2.7 JPMorgan Chase & Co 1.1 Petroleos Mexicanos 1.0 Fannie Mae Guaranteed REMIC 0.9 Wells Fargo & Co 0.8 60.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity® Total Bond Fund
Trading Symbol	FTBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Total Bond Fund $10,000 $10,694 $10,915 $10,855 $11,903 $12,810 $13,116 $11,618 $11,661 $12,655 $13,135 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total Bond Fund 3.80% 0.50% 2.76% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314
Holdings Count | shares	6,995	6,995	6,995	6,995	6,995
Advisory Fees Paid, Amount	$ 110,493,793
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.4 AAA 8.1 AA 1.0 A 7.7 BBB 13.7 BB 4.5 B 5.5 CCC,CC,C 1.4 D 0.0 Not Rated 6.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.4 AAA - 8.1 AA - 1.0 A - 7.7 BBB - 13.7 BB - 4.5 B - 5.5 CCC,CC,C - 1.4 D - 0.0 Not Rated - 6.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.3 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 7.4 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 34.3 Corporate Bonds - 24.5 U.S. Government Agency - Mortgage Securities - 20.1 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 7.4 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 85.9 Grand Cayman (UK Overseas Ter) 5.0 United Kingdom 1.4 Mexico 1.3 Germany 0.8 Ireland 0.7 Bailiwick Of Jersey 0.6 France 0.6 Switzerland 0.6 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.9 Grand Cayman (UK Overseas Ter) - 5.0 United Kingdom - 1.4 Mexico - 1.3 Germany - 0.8 Ireland - 0.7 Bailiwick Of Jersey - 0.6 France - 0.6 Switzerland - 0.6 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.3 Petroleos Mexicanos 1.0 Morgan Stanley 0.9 Bank of America Corp 0.8 57.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class Z
Trading Symbol	FBKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,714 $10,946 $10,884 $11,946 $12,870 $13,189 $11,702 $11,755 $12,755 $13,265 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 3.99% 0.61% 2.87% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314
Holdings Count | shares	6,995	6,995	6,995	6,995	6,995
Advisory Fees Paid, Amount	$ 110,493,793
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.4 AAA 8.1 AA 1.0 A 7.7 BBB 13.7 BB 4.5 B 5.5 CCC,CC,C 1.4 D 0.0 Not Rated 6.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.4 AAA - 8.1 AA - 1.0 A - 7.7 BBB - 13.7 BB - 4.5 B - 5.5 CCC,CC,C - 1.4 D - 0.0 Not Rated - 6.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.3 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 7.4 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 34.3 Corporate Bonds - 24.5 U.S. Government Agency - Mortgage Securities - 20.1 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 7.4 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 85.9 Grand Cayman (UK Overseas Ter) 5.0 United Kingdom 1.4 Mexico 1.3 Germany 0.8 Ireland 0.7 Bailiwick Of Jersey 0.6 France 0.6 Switzerland 0.6 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.9 Grand Cayman (UK Overseas Ter) - 5.0 United Kingdom - 1.4 Mexico - 1.3 Germany - 0.8 Ireland - 0.7 Bailiwick Of Jersey - 0.6 France - 0.6 Switzerland - 0.6 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.3 Petroleos Mexicanos 1.0 Morgan Stanley 0.9 Bank of America Corp 0.8 57.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class M
Trading Symbol	FEPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,244 $10,424 $10,324 $11,287 $12,113 $12,366 $10,929 $10,936 $11,821 $12,246 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -0.55% -0.60% 2.05% Class M (without 4.00% sales charge) 3.60% 0.22% 2.46% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314
Holdings Count | shares	6,995	6,995	6,995	6,995	6,995
Advisory Fees Paid, Amount	$ 110,493,793
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.4 AAA 8.1 AA 1.0 A 7.7 BBB 13.7 BB 4.5 B 5.5 CCC,CC,C 1.4 D 0.0 Not Rated 6.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.4 AAA - 8.1 AA - 1.0 A - 7.7 BBB - 13.7 BB - 4.5 B - 5.5 CCC,CC,C - 1.4 D - 0.0 Not Rated - 6.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.3 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 7.4 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 34.3 Corporate Bonds - 24.5 U.S. Government Agency - Mortgage Securities - 20.1 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 7.4 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 85.9 Grand Cayman (UK Overseas Ter) 5.0 United Kingdom 1.4 Mexico 1.3 Germany 0.8 Ireland 0.7 Bailiwick Of Jersey 0.6 France 0.6 Switzerland 0.6 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.9 Grand Cayman (UK Overseas Ter) - 5.0 United Kingdom - 1.4 Mexico - 1.3 Germany - 0.8 Ireland - 0.7 Bailiwick Of Jersey - 0.6 France - 0.6 Switzerland - 0.6 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.3 Petroleos Mexicanos 1.0 Morgan Stanley 0.9 Bank of America Corp 0.8 57.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class I
Trading Symbol	FEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,699 $10,916 $10,839 $11,881 $12,781 $13,080 $11,590 $11,625 $12,598 $13,083 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 3.85% 0.47% 2.72% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314
Holdings Count | shares	6,995	6,995	6,995	6,995	6,995
Advisory Fees Paid, Amount	$ 110,493,793
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.4 AAA 8.1 AA 1.0 A 7.7 BBB 13.7 BB 4.5 B 5.5 CCC,CC,C 1.4 D 0.0 Not Rated 6.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.4 AAA - 8.1 AA - 1.0 A - 7.7 BBB - 13.7 BB - 4.5 B - 5.5 CCC,CC,C - 1.4 D - 0.0 Not Rated - 6.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.3 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 7.4 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 34.3 Corporate Bonds - 24.5 U.S. Government Agency - Mortgage Securities - 20.1 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 7.4 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 85.9 Grand Cayman (UK Overseas Ter) 5.0 United Kingdom 1.4 Mexico 1.3 Germany 0.8 Ireland 0.7 Bailiwick Of Jersey 0.6 France 0.6 Switzerland 0.6 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.9 Grand Cayman (UK Overseas Ter) - 5.0 United Kingdom - 1.4 Mexico - 1.3 Germany - 0.8 Ireland - 0.7 Bailiwick Of Jersey - 0.6 France - 0.6 Switzerland - 0.6 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.3 Petroleos Mexicanos 1.0 Morgan Stanley 0.9 Bank of America Corp 0.8 57.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class C
Trading Symbol	FCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.51%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,590 $10,695 $10,524 $11,417 $12,157 $12,316 $10,796 $10,720 $11,587 $12,004 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 1.82% -0.56% 1.84% Class C 2.81% -0.56% 1.84% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314
Holdings Count | shares	6,995	6,995	6,995	6,995	6,995
Advisory Fees Paid, Amount	$ 110,493,793
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.4 AAA 8.1 AA 1.0 A 7.7 BBB 13.7 BB 4.5 B 5.5 CCC,CC,C 1.4 D 0.0 Not Rated 6.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.4 AAA - 8.1 AA - 1.0 A - 7.7 BBB - 13.7 BB - 4.5 B - 5.5 CCC,CC,C - 1.4 D - 0.0 Not Rated - 6.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.3 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 7.4 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 34.3 Corporate Bonds - 24.5 U.S. Government Agency - Mortgage Securities - 20.1 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 7.4 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 85.9 Grand Cayman (UK Overseas Ter) 5.0 United Kingdom 1.4 Mexico 1.3 Germany 0.8 Ireland 0.7 Bailiwick Of Jersey 0.6 France 0.6 Switzerland 0.6 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.9 Grand Cayman (UK Overseas Ter) - 5.0 United Kingdom - 1.4 Mexico - 1.3 Germany - 0.8 Ireland - 0.7 Bailiwick Of Jersey - 0.6 France - 0.6 Switzerland - 0.6 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.3 Petroleos Mexicanos 1.0 Morgan Stanley 0.9 Bank of America Corp 0.8 57.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Total Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class A
Trading Symbol	FEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors"- including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,245 $10,426 $10,327 $11,290 $12,114 $12,367 $10,934 $10,941 $11,826 $12,251 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -0.55% -0.59% 2.05% Class A (without 4.00% sales charge) 3.60% 0.22% 2.47% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314	$ 40,250,131,314
Holdings Count | shares	6,995	6,995	6,995	6,995	6,995
Advisory Fees Paid, Amount	$ 110,493,793
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$40,250,131,314
Number of Holdings	6,995
Total Advisory Fee	$110,493,793
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.4 AAA 8.1 AA 1.0 A 7.7 BBB 13.7 BB 4.5 B 5.5 CCC,CC,C 1.4 D 0.0 Not Rated 6.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.4 AAA - 8.1 AA - 1.0 A - 7.7 BBB - 13.7 BB - 4.5 B - 5.5 CCC,CC,C - 1.4 D - 0.0 Not Rated - 6.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 34.3 Corporate Bonds 24.5 U.S. Government Agency - Mortgage Securities 20.1 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 7.4 Bank Loan Obligations 5.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.0 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 34.3 Corporate Bonds - 24.5 U.S. Government Agency - Mortgage Securities - 20.1 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 7.4 Bank Loan Obligations - 5.5 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 85.9 Grand Cayman (UK Overseas Ter) 5.0 United Kingdom 1.4 Mexico 1.3 Germany 0.8 Ireland 0.7 Bailiwick Of Jersey 0.6 France 0.6 Switzerland 0.6 Others 3.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.9 Grand Cayman (UK Overseas Ter) - 5.0 United Kingdom - 1.4 Mexico - 1.3 Germany - 0.8 Ireland - 0.7 Bailiwick Of Jersey - 0.6 France - 0.6 Switzerland - 0.6 Others - 3.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 5.2 Freddie Mac Gold Pool 4.5 Uniform Mortgage Backed Securities 2.2 JPMorgan Chase & Co 1.3 Petroleos Mexicanos 1.0 Morgan Stanley 0.9 Bank of America Corp 0.8 57.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Government Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Bond Index Fund
Class Name	Fidelity® Series Government Bond Index Fund
Trading Symbol	FHNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. government bonds advanced for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity® Series Government Bond Index Fund $10,000 $10,010 $11,052 $11,781 $11,563 $10,330 $10,128 $10,747 Bloomberg U.S. Government Bond Index $10,000 $10,019 $11,052 $11,816 $11,578 $10,340 $10,133 $10,744 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 $11,010 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Government Bond Index Fund 2.46% -1.34% 1.38% Bloomberg U.S. Government Bond Index 2.44% -1.41% 1.37% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.82% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,401,265,413	$ 1,401,265,413	$ 1,401,265,413	$ 1,401,265,413	$ 1,401,265,413
Holdings Count | shares	256	256	256	256	256
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,401,265,413
Number of Holdings	256
Total Advisory Fee	$0
Portfolio Turnover	23%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 7.2 1 - 1.99% 15.9 2 - 2.99% 12.0 3 - 3.99% 26.5 4 - 4.99% 34.6 5 - 5.99% 1.8 6 - 6.99% 0.7 7 - 7.99% 0.1 U.S. Treasury Obligations 97.8 U.S. Government Agency Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 97.8 U.S. Government Agency Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 76.4 US Treasury Bonds 21.4 Fannie Mae 0.3 Federal Farm Credit Banks Funding Corp 0.3 Tennessee Valley Authority 0.2 Federal Home Loan Bank 0.2 Freddie Mac Non Gold Pool 0.0 98.8
Fidelity Intermediate Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Government Income Fund
Class Name	Fidelity® Intermediate Government Income Fund
Trading Symbol	FSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's underweight in agency debentures detracted versus the Bloomberg Intermediate Government Bond Index the past 12 months.
•Positioning among conventional mortgage-backed securities with a coupon of 3.5% to 5% also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Timely decisions regarding the fund's duration (interest rate) positioning also helped for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Intermediate Government Income Fund $10,000 $10,262 $10,270 $10,114 $10,852 $11,403 $11,280 $10,361 $10,286 $10,898 $11,309 Bloomberg U.S. Intermediate Government Bond Index $10,000 $10,303 $10,312 $10,183 $10,941 $11,535 $11,459 $10,596 $10,582 $11,244 $11,721 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Government Income Fund 3.78% -0.16% 1.24% Bloomberg U.S. Intermediate Government Bond Index 4.24% 0.32% 1.60% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 491,678,042	$ 491,678,042	$ 491,678,042	$ 491,678,042	$ 491,678,042
Holdings Count | shares	194	194	194	194	194
Advisory Fees Paid, Amount	$ 1,355,766
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$491,678,042
Number of Holdings	194
Total Advisory Fee	$1,355,766
Portfolio Turnover	135%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 2.3 1 - 1.99% 14.3 2 - 2.99% 13.4 3 - 3.99% 19.4 4 - 4.99% 41.1 5 - 5.99% 2.4 6 - 6.99% 1.8 U.S. Treasury Obligations 77.5 CMOs and Other Mortgage Related Securities 14.0 U.S. Government Agency - Mortgage Securities 3.2 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 77.5 CMOs and Other Mortgage Related Securities - 14.0 U.S. Government Agency - Mortgage Securities - 3.2 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 76.6 Freddie Mac Multifamily Structured pass-thru certificates 12.6 Fannie Mae Mortgage pass-thru certificates 1.5 Fannie Mae Guaranteed REMIC 0.9 US Treasury Bonds 0.9 Ginnie Mae II Pool 0.9 Freddie Mac Gold Pool 0.7 Uniform Mortgage Backed Securities 0.4 Ginnie Mae I Pool 0.2 Freddie Mac Non Gold Pool 0.0 94.7
Fidelity Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity® Government Income Fund
Trading Symbol	FGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Government Income Fund $10,000 $10,435 $10,391 $10,227 $11,181 $11,845 $11,661 $10,396 $10,142 $10,788 $11,037 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,474 $10,429 $10,298 $11,276 $11,989 $11,803 $10,570 $10,356 $11,019 $11,313 Bloomberg U.S. Government Bond Index $10,000 $10,501 $10,413 $10,257 $11,314 $12,096 $11,852 $10,585 $10,373 $10,999 $11,267 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Government Income Fund 2.31% -1.40% 0.99% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 2.67% -1.15% 1.24% Bloomberg U.S. Government Bond Index 2.44% -1.41% 1.20% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275
Holdings Count | shares	1,848	1,848	1,848	1,848	1,848
Advisory Fees Paid, Amount	$ 5,341,139
Investment Company Portfolio Turnover	279.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.1 2 - 2.99% 27.5 3 - 3.99% 28.7 4 - 4.99% 21.1 5 - 5.99% 5.9 6 - 6.99% 6.0 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 50.8 U.S. Government Agency - Mortgage Securities 22.4 CMOs and Other Mortgage Related Securities 21.8 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.8 U.S. Government Agency - Mortgage Securities - 22.4 CMOs and Other Mortgage Related Securities - 21.8 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 Freddie Mac Multifamily Structured pass-thru certificates 16.8 US Treasury Bonds 16.5 Fannie Mae Mortgage pass-thru certificates 11.0 Freddie Mac Gold Pool 7.9 Ginnie Mae II Pool 4.6 Fannie Mae Guaranteed REMIC 2.2 Ginnie Mae I Pool 1.7 Freddie Mac Non Gold Pool 1.0 Ginnie Mae REMIC pass-thru certificates 0.9 96.9
Fidelity Advisor Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class Z
Trading Symbol	FIKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,027 $11,702 $11,520 $10,283 $10,041 $10,689 $10,947 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $11,042 $11,740 $11,558 $10,350 $10,141 $10,790 $11,078 Bloomberg U.S. Government Bond Index $10,000 $11,132 $11,902 $11,662 $10,415 $10,206 $10,822 $11,087 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 2.41% -1.33% 1.32% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 2.67% -1.15% 1.49% Bloomberg U.S. Government Bond Index 2.44% -1.41% 1.50% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275
Holdings Count | shares	1,848	1,848	1,848	1,848	1,848
Advisory Fees Paid, Amount	$ 5,341,139
Investment Company Portfolio Turnover	279.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.1 2 - 2.99% 27.5 3 - 3.99% 28.7 4 - 4.99% 21.1 5 - 5.99% 5.9 6 - 6.99% 6.0 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 50.8 U.S. Government Agency - Mortgage Securities 22.4 CMOs and Other Mortgage Related Securities 21.8 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.8 U.S. Government Agency - Mortgage Securities - 22.4 CMOs and Other Mortgage Related Securities - 21.8 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 Freddie Mac Multifamily Structured pass-thru certificates 16.8 US Treasury Bonds 16.5 Fannie Mae Mortgage pass-thru certificates 11.0 Freddie Mac Gold Pool 7.9 Ginnie Mae II Pool 4.6 Fannie Mae Guaranteed REMIC 2.2 Ginnie Mae I Pool 1.7 Freddie Mac Non Gold Pool 1.0 Ginnie Mae REMIC pass-thru certificates 0.9 96.9
Fidelity Advisor Government Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class M
Trading Symbol	FVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,977 $9,904 $9,718 $10,601 $11,195 $10,980 $9,771 $9,493 $10,076 $10,277 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,474 $10,429 $10,298 $11,276 $11,989 $11,803 $10,570 $10,356 $11,019 $11,313 Bloomberg U.S. Government Bond Index $10,000 $10,501 $10,413 $10,257 $11,314 $12,096 $11,852 $10,585 $10,373 $10,999 $11,267 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -2.08% -2.50% 0.27% Class M (without 4.00% sales charge) 2.00% -1.70% 0.68% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 2.67% -1.15% 1.24% Bloomberg U.S. Government Bond Index 2.44% -1.41% 1.20% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275
Holdings Count | shares	1,848	1,848	1,848	1,848	1,848
Advisory Fees Paid, Amount	$ 5,341,139
Investment Company Portfolio Turnover	279.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.1 2 - 2.99% 27.5 3 - 3.99% 28.7 4 - 4.99% 21.1 5 - 5.99% 5.9 6 - 6.99% 6.0 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 50.8 U.S. Government Agency - Mortgage Securities 22.4 CMOs and Other Mortgage Related Securities 21.8 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.8 U.S. Government Agency - Mortgage Securities - 22.4 CMOs and Other Mortgage Related Securities - 21.8 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 Freddie Mac Multifamily Structured pass-thru certificates 16.8 US Treasury Bonds 16.5 Fannie Mae Mortgage pass-thru certificates 11.0 Freddie Mac Gold Pool 7.9 Ginnie Mae II Pool 4.6 Fannie Mae Guaranteed REMIC 2.2 Ginnie Mae I Pool 1.7 Freddie Mac Non Gold Pool 1.0 Ginnie Mae REMIC pass-thru certificates 0.9 96.9
Fidelity Advisor Government Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class I
Trading Symbol	FVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,419 $10,371 $10,204 $11,161 $11,818 $11,631 $10,368 $10,100 $10,748 $10,992 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,474 $10,429 $10,298 $11,276 $11,989 $11,803 $10,570 $10,356 $11,019 $11,313 Bloomberg U.S. Government Bond Index $10,000 $10,501 $10,413 $10,257 $11,314 $12,096 $11,852 $10,585 $10,373 $10,999 $11,267 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.27% -1.44% 0.95% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 2.67% -1.15% 1.24% Bloomberg U.S. Government Bond Index 2.44% -1.41% 1.20% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275
Holdings Count | shares	1,848	1,848	1,848	1,848	1,848
Advisory Fees Paid, Amount	$ 5,341,139
Investment Company Portfolio Turnover	279.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.1 2 - 2.99% 27.5 3 - 3.99% 28.7 4 - 4.99% 21.1 5 - 5.99% 5.9 6 - 6.99% 6.0 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 50.8 U.S. Government Agency - Mortgage Securities 22.4 CMOs and Other Mortgage Related Securities 21.8 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.8 U.S. Government Agency - Mortgage Securities - 22.4 CMOs and Other Mortgage Related Securities - 21.8 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 Freddie Mac Multifamily Structured pass-thru certificates 16.8 US Treasury Bonds 16.5 Fannie Mae Mortgage pass-thru certificates 11.0 Freddie Mac Gold Pool 7.9 Ginnie Mae II Pool 4.6 Fannie Mae Guaranteed REMIC 2.2 Ginnie Mae I Pool 1.7 Freddie Mac Non Gold Pool 1.0 Ginnie Mae REMIC pass-thru certificates 0.9 96.9
Fidelity Advisor Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class C
Trading Symbol	FVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 156	1.55%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,312 $10,158 $9,889 $10,704 $11,213 $10,920 $9,634 $9,295 $9,863 $10,057 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,474 $10,429 $10,298 $11,276 $11,989 $11,803 $10,570 $10,356 $11,019 $11,313 Bloomberg U.S. Government Bond Index $10,000 $10,501 $10,413 $10,257 $11,314 $12,096 $11,852 $10,585 $10,373 $10,999 $11,267 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.21% -2.46% 0.06% Class C 1.20% -2.46% 0.06% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 2.67% -1.15% 1.24% Bloomberg U.S. Government Bond Index 2.44% -1.41% 1.20% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275
Holdings Count | shares	1,848	1,848	1,848	1,848	1,848
Advisory Fees Paid, Amount	$ 5,341,139
Investment Company Portfolio Turnover	279.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.1 2 - 2.99% 27.5 3 - 3.99% 28.7 4 - 4.99% 21.1 5 - 5.99% 5.9 6 - 6.99% 6.0 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 50.8 U.S. Government Agency - Mortgage Securities 22.4 CMOs and Other Mortgage Related Securities 21.8 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.8 U.S. Government Agency - Mortgage Securities - 22.4 CMOs and Other Mortgage Related Securities - 21.8 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 Freddie Mac Multifamily Structured pass-thru certificates 16.8 US Treasury Bonds 16.5 Fannie Mae Mortgage pass-thru certificates 11.0 Freddie Mac Gold Pool 7.9 Ginnie Mae II Pool 4.6 Fannie Mae Guaranteed REMIC 2.2 Ginnie Mae I Pool 1.7 Freddie Mac Non Gold Pool 1.0 Ginnie Mae REMIC pass-thru certificates 0.9 96.9
Fidelity Advisor Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class A
Trading Symbol	FVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's overweight in MBS made up of 20+ year mortgages detracted versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index the past 12 months.
•An underweight in agency debentures also hurt.
•In contrast, out-of-benchmark exposure to government agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Non-benchmark exposure to agency collateralized mortgage obligation floaters also helped for the 12 months,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,976 $9,903 $9,716 $10,597 $11,190 $10,984 $9,764 $9,484 $10,064 $10,262 Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index $10,000 $10,474 $10,429 $10,298 $11,276 $11,989 $11,803 $10,570 $10,356 $11,019 $11,313 Bloomberg U.S. Government Bond Index $10,000 $10,501 $10,413 $10,257 $11,314 $12,096 $11,852 $10,585 $10,373 $10,999 $11,267 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -2.11% -2.52% 0.26% Class A (without 4.00% sales charge) 1.97% -1.72% 0.67% Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index 2.67% -1.15% 1.24% Bloomberg U.S. Government Bond Index 2.44% -1.41% 1.20% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275	$ 1,700,857,275
Holdings Count | shares	1,848	1,848	1,848	1,848	1,848
Advisory Fees Paid, Amount	$ 5,341,139
Investment Company Portfolio Turnover	279.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,700,857,275
Number of Holdings	1,848
Total Advisory Fee	$5,341,139
Portfolio Turnover	279%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.1 2 - 2.99% 27.5 3 - 3.99% 28.7 4 - 4.99% 21.1 5 - 5.99% 5.9 6 - 6.99% 6.0 7 - 7.99% 0.0 8 - 8.99% 0.0 12 - 12.99% 0.0 13 - 13.99% 0.0 U.S. Treasury Obligations 50.8 U.S. Government Agency - Mortgage Securities 22.4 CMOs and Other Mortgage Related Securities 21.8 U.S. Government Agency Obligations 0.3 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.8 U.S. Government Agency - Mortgage Securities - 22.4 CMOs and Other Mortgage Related Securities - 21.8 U.S. Government Agency Obligations - 0.3 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 Freddie Mac Multifamily Structured pass-thru certificates 16.8 US Treasury Bonds 16.5 Fannie Mae Mortgage pass-thru certificates 11.0 Freddie Mac Gold Pool 7.9 Ginnie Mae II Pool 4.6 Fannie Mae Guaranteed REMIC 2.2 Ginnie Mae I Pool 1.7 Freddie Mac Non Gold Pool 1.0 Ginnie Mae REMIC pass-thru certificates 0.9 96.9
Fidelity Environmental Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity® Environmental Bond Fund
Trading Symbol	FFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2025. Initial investment of $10,000. Fidelity® Environmental Bond Fund $10,000 $10,116 $8,841 $8,748 $9,411 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Environmental Bond Fund 3.06% -0.72% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 4.62% 0.33% Bloomberg U.S. Aggregate Bond Index 3.14% -0.49% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167
Holdings Count | shares	229	229	229	229	229
Advisory Fees Paid, Amount	$ 145,387
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 0.6 AA 2.3 A 11.5 BBB 20.0 BB 2.6 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 0.6 AA - 2.3 A - 11.5 BBB - 20.0 BB - 2.6 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.5 Corporate Bonds 35.5 U.S. Government Agency - Mortgage Securities 12.7 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.6 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.5 Corporate Bonds - 35.5 U.S. Government Agency - Mortgage Securities - 12.7 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.6 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United States 87.0 United Kingdom 2.5 Germany 2.2 Italy 1.5 Ireland 1.4 Netherlands 1.1 Luxembourg 1.0 Japan 0.6 Canada 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 United Kingdom - 2.5 Germany - 2.2 Italy - 1.5 Ireland - 1.4 Netherlands - 1.1 Luxembourg - 1.0 Japan - 0.6 Canada - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.4 US Treasury Bonds 12.1 Freddie Mac Gold Pool 6.2 Fannie Mae Mortgage pass-thru certificates 5.9 Freddie Mac Multifamily Structured pass-thru certificates 1.7 PNC Financial Services Group Inc/The 1.5 Verizon Communications Inc 1.3 US Treasury Bill 1.0 UDR Inc 0.9 Enel Finance International NV 0.9 61.9
Fidelity Advisor Environmental Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class Z
Trading Symbol	FEBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,118 $8,851 $8,766 $9,438 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 3.15% -0.63% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 4.62% 0.33% Bloomberg U.S. Aggregate Bond Index 3.14% -0.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167
Holdings Count | shares	229	229	229	229	229
Advisory Fees Paid, Amount	$ 145,387
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 0.6 AA 2.3 A 11.5 BBB 20.0 BB 2.6 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 0.6 AA - 2.3 A - 11.5 BBB - 20.0 BB - 2.6 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.5 Corporate Bonds 35.5 U.S. Government Agency - Mortgage Securities 12.7 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.6 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.5 Corporate Bonds - 35.5 U.S. Government Agency - Mortgage Securities - 12.7 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.6 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United States 87.0 United Kingdom 2.5 Germany 2.2 Italy 1.5 Ireland 1.4 Netherlands 1.1 Luxembourg 1.0 Japan 0.6 Canada 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 United Kingdom - 2.5 Germany - 2.2 Italy - 1.5 Ireland - 1.4 Netherlands - 1.1 Luxembourg - 1.0 Japan - 0.6 Canada - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.4 US Treasury Bonds 12.1 Freddie Mac Gold Pool 6.2 Fannie Mae Mortgage pass-thru certificates 5.9 Freddie Mac Multifamily Structured pass-thru certificates 1.7 PNC Financial Services Group Inc/The 1.5 Verizon Communications Inc 1.3 US Treasury Bill 1.0 UDR Inc 0.9 Enel Finance International NV 0.9 61.9
Fidelity Advisor Environmental Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class M
Trading Symbol	FEBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,706 $8,466 $8,357 $8,970 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) -1.28% -1.90% Class M (without 4.00% sales charge) 2.84% -0.94% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 4.62% 0.33% Bloomberg U.S. Aggregate Bond Index 3.14% -0.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167
Holdings Count | shares	229	229	229	229	229
Advisory Fees Paid, Amount	$ 145,387
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 0.6 AA 2.3 A 11.5 BBB 20.0 BB 2.6 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 0.6 AA - 2.3 A - 11.5 BBB - 20.0 BB - 2.6 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.5 Corporate Bonds 35.5 U.S. Government Agency - Mortgage Securities 12.7 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.6 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.5 Corporate Bonds - 35.5 U.S. Government Agency - Mortgage Securities - 12.7 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.6 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United States 87.0 United Kingdom 2.5 Germany 2.2 Italy 1.5 Ireland 1.4 Netherlands 1.1 Luxembourg 1.0 Japan 0.6 Canada 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 United Kingdom - 2.5 Germany - 2.2 Italy - 1.5 Ireland - 1.4 Netherlands - 1.1 Luxembourg - 1.0 Japan - 0.6 Canada - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.4 US Treasury Bonds 12.1 Freddie Mac Gold Pool 6.2 Fannie Mae Mortgage pass-thru certificates 5.9 Freddie Mac Multifamily Structured pass-thru certificates 1.7 PNC Financial Services Group Inc/The 1.5 Verizon Communications Inc 1.3 US Treasury Bill 1.0 UDR Inc 0.9 Enel Finance International NV 0.9 61.9
Fidelity Advisor Environmental Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class I
Trading Symbol	FEBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,116 $8,844 $8,740 $9,407 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 3.06% -0.73% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 4.62% 0.33% Bloomberg U.S. Aggregate Bond Index 3.14% -0.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167
Holdings Count | shares	229	229	229	229	229
Advisory Fees Paid, Amount	$ 145,387
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 0.6 AA 2.3 A 11.5 BBB 20.0 BB 2.6 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 0.6 AA - 2.3 A - 11.5 BBB - 20.0 BB - 2.6 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.5 Corporate Bonds 35.5 U.S. Government Agency - Mortgage Securities 12.7 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.6 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.5 Corporate Bonds - 35.5 U.S. Government Agency - Mortgage Securities - 12.7 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.6 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United States 87.0 United Kingdom 2.5 Germany 2.2 Italy 1.5 Ireland 1.4 Netherlands 1.1 Luxembourg 1.0 Japan 0.6 Canada 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 United Kingdom - 2.5 Germany - 2.2 Italy - 1.5 Ireland - 1.4 Netherlands - 1.1 Luxembourg - 1.0 Japan - 0.6 Canada - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.4 US Treasury Bonds 12.1 Freddie Mac Gold Pool 6.2 Fannie Mae Mortgage pass-thru certificates 5.9 Freddie Mac Multifamily Structured pass-thru certificates 1.7 PNC Financial Services Group Inc/The 1.5 Verizon Communications Inc 1.3 US Treasury Bill 1.0 UDR Inc 0.9 Enel Finance International NV 0.9 61.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Environmental Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class C
Trading Symbol	FEBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.44%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,090 $8,736 $8,560 $9,129 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 0.94% -1.69% Class C 1.93% -1.69% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 4.62% 0.33% Bloomberg U.S. Aggregate Bond Index 3.14% -0.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167
Holdings Count | shares	229	229	229	229	229
Advisory Fees Paid, Amount	$ 145,387
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 0.6 AA 2.3 A 11.5 BBB 20.0 BB 2.6 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 0.6 AA - 2.3 A - 11.5 BBB - 20.0 BB - 2.6 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.5 Corporate Bonds 35.5 U.S. Government Agency - Mortgage Securities 12.7 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.6 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.5 Corporate Bonds - 35.5 U.S. Government Agency - Mortgage Securities - 12.7 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.6 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United States 87.0 United Kingdom 2.5 Germany 2.2 Italy 1.5 Ireland 1.4 Netherlands 1.1 Luxembourg 1.0 Japan 0.6 Canada 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 United Kingdom - 2.5 Germany - 2.2 Italy - 1.5 Ireland - 1.4 Netherlands - 1.1 Luxembourg - 1.0 Japan - 0.6 Canada - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.4 US Treasury Bonds 12.1 Freddie Mac Gold Pool 6.2 Fannie Mae Mortgage pass-thru certificates 5.9 Freddie Mac Multifamily Structured pass-thru certificates 1.7 PNC Financial Services Group Inc/The 1.5 Verizon Communications Inc 1.3 US Treasury Bill 1.0 UDR Inc 0.9 Enel Finance International NV 0.9 61.9
Fidelity Advisor Environmental Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class A
Trading Symbol	FEBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, yield curve positioning was a small detractor from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, while sector and security selection were positive contributors.
•In terms of sector positioning, underweight positions in the energy and capital goods sectors detracted.
•In contrast, overweights in banks, REITs and utilities helped, as did an underweight in U.S. Treasurys.
•On an individual security basis, holdings in ZF, a European auto parts manufacturer, and Charter Communications detracted most. Not owning Boeing also dragged on relative performance.
•Conversely, top contributors included U.S. REIT Hudson Pacific Properties, European utility RWE and U.S. renewable developer AES.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,706 $8,465 $8,355 $8,966 Bloomberg MSCI Global Green USD Bond Index (Hedged USD) $10,000 $10,120 $8,921 $8,966 $9,691 Bloomberg U.S. Aggregate Bond Index $10,000 $10,126 $8,960 $8,853 $9,499 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) -1.30% -1.91% Class A (without 4.00% sales charge) 2.81% -0.96% Bloomberg MSCI Global Green USD Bond Index (Hedged USD) 4.62% 0.33% Bloomberg U.S. Aggregate Bond Index 3.14% -0.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167	$ 47,490,167
Holdings Count | shares	229	229	229	229	229
Advisory Fees Paid, Amount	$ 145,387
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$47,490,167
Number of Holdings	229
Total Advisory Fee	$145,387
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 0.6 AA 2.3 A 11.5 BBB 20.0 BB 2.6 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 0.6 AA - 2.3 A - 11.5 BBB - 20.0 BB - 2.6 Not Rated - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.5 Corporate Bonds 35.5 U.S. Government Agency - Mortgage Securities 12.7 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.6 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.5 Corporate Bonds - 35.5 U.S. Government Agency - Mortgage Securities - 12.7 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.6 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United States 87.0 United Kingdom 2.5 Germany 2.2 Italy 1.5 Ireland 1.4 Netherlands 1.1 Luxembourg 1.0 Japan 0.6 Canada 0.6 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.0 United Kingdom - 2.5 Germany - 2.2 Italy - 1.5 Ireland - 1.4 Netherlands - 1.1 Luxembourg - 1.0 Japan - 0.6 Canada - 0.6 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.4 US Treasury Bonds 12.1 Freddie Mac Gold Pool 6.2 Fannie Mae Mortgage pass-thru certificates 5.9 Freddie Mac Multifamily Structured pass-thru certificates 1.7 PNC Financial Services Group Inc/The 1.5 Verizon Communications Inc 1.3 US Treasury Bill 1.0 UDR Inc 0.9 Enel Finance International NV 0.9 61.9